Provision for credit losses	6 Months Ended
Jun. 30, 2013
Provision for credit losses
Note 10 Provision for credit losses

in	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32